Remuneration System for the Management Board and Employees of the Group (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Parameters of Share Based Compensation Program

The parameters of each program are listed in the table below.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan
Share Price on Grant Date in €	55.07	81.05
Strike Price in €	55.52	81.04
Expected Volatility of the MorphoSys share in %	37.49	35.95
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10
Expected Volatility of the TecDAX Index in %	16.94	17.73
Performance Term of Program in Years	4.0	4.0
Dividend Yield in %	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15

Summary of Development of Convertible Bond Plans for Group Employees

The following table shows the development of the convertible bond plans for Group employees in the 2018, 2017 and 2016 financial years.

	Convertible Bonds	Weighted- average Price (€)
Outstanding on January 1, 2016	449,999	31.88
Granted	0	0.00
Exercised	0	0.00
Forfeited	(13,414)	31.88
Expired	0	0.00
Outstanding on December 31, 2016	436,585	31.88

Outstanding on January 1, 2017	436,585	31.88
Granted	0	0.00
Exercised	(261,015)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2017	175,570	31.88

Outstanding on January 1, 2018	175,570	31.88
Granted	0	0.00
Exercised	(32,537)	31.88
Forfeited	0	0.00
Expired	0	0.00
Outstanding on December 31, 2018	143,033	31.88

Summary of Weighted Average Exercise Price

The following overview includes the weighted-average exercise price as well as information on the contract duration of significant groups of convertible bonds as of December 31, 2018.

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life (in Years)	Weighted- average Exercise Price (€)	Number Exercisable	Weighted- average Exercise Price (€)
€ 25.00 - € 40.00	143,033	1.25	31.88	143,033	31.88
	143,033	1.25	31.88	143,033	31.88

Summary of Expected Volatility Based on Development of Share Volatility of Last Four Years

The parameters of each program are listed in the table below.

	April 2015 Long-Term Incentive Program	April 2016 Long-Term Incentive Program	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program
Share Price on Grant Date in €	57.18	43.28	55.07	81.05
Strike Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	33.09	34.637	37.49	35.95
Expected Volatility of the Nasdaq Biotech Index in %	20.70	23.39	25.07	25.10
Expected Volatility of the TecDAX Index in %	20.10	17.01	16.94	17.73
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	0.07	0.05	between 0.03 and 0.23	between 0.02 and 0.15

Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board

Shares
	01/01/2018	Additions	Sales	12/31/2018
Management Board
Dr. Simon Moroney	483,709	8,928	8,928	483,709
Jens Holstein	11,000	36,554	30,537	17,017
Dr. Malte Peters	9,505	3,313	0	12,818
Dr. Markus Enzelberger	7,262	3,248	8,834	1,676

Total	511,476	52,043	48,299	515,220

Supervisory Board
Dr. Marc Cluzel	500	0	0	500
Dr. Frank Morich	1,000	0	0	1,000
Krisja Vermeylen	350	0	0	350
Wendy Johnson	500	0	0	500
Dr. George Golumbeski [1]	-	0	0	0
Michael Brosnan [1]	-	0	0	0
Dr. Gerald Möller [2]	11,000	900	0	-
Klaus Kühn [2]	0	0	0	-

Total	13,350	900	0	2,350

STOCK OPTIONS
	01/01/2018	Additions	Forfeitures [3]	Exercises	12/31/2018
Management Board
Dr. Simon Moroney	12,511	9,884	0	0	22,395
Jens Holstein	8,197	6,476	0	0	14,673
Dr. Malte Peters	8,197	6,476	0	0	14,673
Dr. Markus Enzelberger	5,266	6,476	0	0	11,742

Total	34,171	29,312	0	0	63,483

CONVERTIBLE BONDS
	01/01/2018	Additions	Forfeitures [3]	Exercises	12/31/2018
Management Board
Dr. Simon Moroney	88,386	0	0	0	88,386
Jens Holstein	60,537	0	0	30,537	30,000
Dr. Malte Peters	0	0	0	0	0
Dr. Markus Enzelberger	0	0	0	0	0

Total	148,923	0	0	30,537	118,386

PERFORMANCE SHARES
	01/01/2018	Additions	Forfeitures [3]	Allocations [4]	12/31/2018
Management Board
Dr. Simon Moroney	30,060	2,969	2,182	3,797	27,050
Jens Holstein	20,086	1,945	1,495	2,600	17,936
Dr. Malte Peters	3,187	1,945	0	0	5,132
Dr. Markus Enzelberger	5,987	1,945	329	572	7,031

Total	59,320	8,804	4,006	6,969	57,149

[1]	Dr. George Golumbeski and Michael Brosnan have joined the Supervisory Board of MorphoSys AG on May 17, 2018.
[2]

Dr. Gerald Möller and Klaus Kühn have left the Supervisory Board of MorphoSys AG on May 17, 2018. Changes in the number of shares after resignation from the Supervisory Board of MorphoSys AG are not presented in the tables.

[3]	Forfeited performance Shares are a result of the KPI achievement rate of 63.5 % and a company factor of 1.0 as determined at the end of the performance period of the LTI plan 2014.
[4]	Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.

Summary of Management Board Remuneration

While in the management report the remuneration of the Management Board and Supervisory Boards as members in key management positions is presented in accordance with the provisions of the German Corporate Governance Code, the following tables show the expense-based view in accordance with IAS 24.

MANAGEMENT BOARD REMUNERATION FOR THE YEARS 2018 AND 2017 (IAS 24):

	Dr. Simon Moroney Chief Executive Officer		Jens Holstein Chief Financial Officer		Dr. Malte Peters Chief Development Officer
					Appointment: March 1, 2017
	2017	2018	2017	2018	2017	2018
Fixed Compensation	500,876	542,074	372,652	402,235	281,500	397,800
Fringe Benefits [1]	35,912	32,654	42,905	46,725	568,644	30,613
One -Year Variable Compensation	368,144	455,343	273,899	337,877	206,903	334,152

Total Short-Term Employee Benefits (IAS 24.17 (a))	904,932	1,030,071	689,456	786,837	1,057,047	762,565

Service Cost	149,567	158,788	99,949	111,233	60,967	76,190

Total Benefit Expenses – Post-Employment Benefits (IAS 24.17 (b))	149,567	158,788	99,949	111,233	60,967	76,190

One-Time Bonus in Shares	0	483,616	0	358,857	-	354,900
Multi-Year Variable Compensation 2:
2013 Convertible Bonds Program (Vesting Period 4 Years)	58,224	0	59,641	0	0	0
2013 Long-Term Incentive Program (Vesting Period 4 Years)	202,349	0	138,585	0	0	0
2014 Long-Term Incentive Program (Vesting Period 4 Years)	22,460	1,452	15,383	994	0	0
2015 Long-Term Incentive Program (Vesting Period 4 Years)	67,635	26,657	46,324	18,257	0	0
2016 Long-Term Incentive Program (Vesting Period 4 Years)	171,688	86,435	112,481	56,632	0	0
2017 Long-Term Incentive Program (Vesting Period 4 Years)	163,906	104,449	107,395	68,437	107,395	68,437
2018 Long-Term Incentive Program (Vesting Period 4 Years)	0	140,040	0	91,595	0	91,595
2017 Stock Option Plan (Vesting Period 4 Years)	127,997	81,566	83,861	53,441	83,861	53,441
2018 Stock Option Plan (Vesting Period 4 Years)	0	136,980	0	89,593	0	89,593

Total Share-Based Payment (IAS 24.17 (e))	814,259	1,061,195	563,670	737,806	191,256	657,966

Total Compensation	1,868,758	2,250,054	1,353,075	1,635,876	1,309,270	1,496,721

[1]

In 2017, the fringe benefits of Dr. Malte Peters und Dr. Markus Enzelberger each included a one-time compensation in the form of MorphoSys shares as an incentive to join the Management Board of MorphoSys AG.

[2]

The fair value was determined pursuant to the regulations of IFRS 2 “Share-based Payments”. This table shows the pro-rata share of personnel expenses resulting from share-based payment for the respective financial year. Further details can be found in Sections 7.1, 7.2. and 7.3.

Dr. Markus Enzelberger [3] Chief Scientific Officer		Dr. Marlies Sproll [4] Chief Scientific Officer		Dr. Arndt Schottelius Chief Development Officer		Total
Appointment (Interim-CSO): April 15, 2017 Appointment: November 1, 2017		Temporary Leave: April 15, 2017 – October 31, 2017 Resignation: October 31, 2017		Resignation: February 28, 2017
2017	2018	2017	2018	2017	2018	2017	2018
204,698	321,300	222,450	-	103,253	-	1,685,429	1,663,409
417,158	31,211	20,427	-	9,161	-	1,094,207	141,203
121,688	269,892	67,745	-	23,490	-	1,061,869	1,397,264

743,544	622,403	310,622	-	135,904	-	3,841,505	3,201,876

29,186	68,515	77,976	-	28,245	-	445,890	414,726

29,186	68,515	77,976	-	28,245	-	445,890	414,726

-	286,650	0	-	0	-	0	1,484,023

0	0	39,879	-	39,879	-	197,623	0
0	0	138,585	-	138,585	-	618,104	0
0	0	15,383	-	(42,038)	-	11,188	2,446
0	0	46,324	-	(79,105)	-	81,178	44,914
0	0	112,481	-	(76,828)	-	319,822	143,067
68,979	105,222	80,538	-	-	-	528,213	346,545
0	91,595	0	-	-	-	0	414,825
53,875	82,185	62,898	-	-	-	412,492	270,633
0	89,593	0	-	-	-		405,759

122,854	655,245	496,088	-	(19,507)	-	2,168,620	3,112,212

895,584	1,346,163	884,686	-	144,642	-	6,456,015	6,728,814

[3]

The figures presented for 2017 for Dr. Markus Enzelberger do not include any compensation granted for his activities as a member of the Senior Management Group as they do not relate to his appointment as a member of the Management Board.

[4]

Dr. Marlies Sproll left the Management Board of MorphoSys AG on October 31, 2017. Since November 1, 2017, Dr. Marlies Sproll has taken on a new part-time role at MorphoSys as Special Adviser to the CEO. Therefore, the figures presented for Dr. Marlies Sproll do not include any remuneration granted for these activities.

Summary of Supervisory Board Remuneration

SUPERVISORY BOARD REMUNERATION FOR THE YEARS 2018 AND 2017:

	Fixed Compensation		Attendance Fees [1]		Total Compensation
in €	2018	2017	2018	2017	2018	2017
Dr. Marc Cluzel	76,742	52,160	32,400	26,800	109,142	78,960
Dr. Frank Morich	61,004	57,240	23,200	23,200	84,204	80,440
Krisja Vermeylen	49,916	28,961	24,400	16,000	74,316	44,961
Wendy Johnson	46,160	46,160	37,400	38,000	83,560	84,160
Dr. George Golumbeski [2]	28,961	-	25,200	-	54,161	-
Michael Brosnan [2]	28,961	-	18,600	-	47,561	-
Dr. Gerald Möller [3]	36,558	95,156	11,800	36,800	48,358	131,956
Klaus Kühn [3]	17,326	46,160	6,800	22,000	24,126	68,160
Karin Eastham [4]	-	19,578	-	14,800	-	34,378

Total	345,628	345,415	179,800	177,600	525,428	523,015

[1]	The attendance fee contains expense allowances for the attendence at the Supervisory Board and the Committee meetings.
[2]	Dr. George Golumbeski and Michael Brosnan have joined the Supervisory Board of MorphoSys AG on May 17, 2018.
[3]	Dr. Gerald Möller and Klaus Kühn have left the Supervisory Board of MorphoSys AG AG on May 17, 2018.
[4]	Karin Eastham has left the Supervisory Board of MorphoSys AG AG on May 17, 2017.